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Goose Hollow Tactical Allocation ETF

GHTA

(a series of Collaborative Investment Series Trust)

Supplement dated June 30, 2023 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated February 1, 2023.

Effective July 1, 2023, the Operating Expenses Limitation Agreement between Collaborative Investment Series Trust (the “Trust”), on behalf of Goose Hollow Tactical Allocation ETF (the “Fund”), and Goose Hollow Capital Management LLC is revised to reflect an expense limitation of 0.99% of the Fund’s average daily net assets. Accordingly, the following changes are incorporated to the Fund’s Summary Prospectus, Prospectus and SAI:

The Fee Table and Expense Example on page 1 of the Summary Prospectus and Prospectus are hereby revised as follows:

Goose Hollow Tactical Allocation ETF
Fees and Expenses of the Fund:
This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Goose Hollow Tactical Allocation ETF Goose Hollow Tactical Allocation ETF
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.35%	[1]
Acquired Fund Fees and Expenses	0.15%	[2]
Total Annual Fund Operating Expenses	1.35%
Fee Waiver and Reimbursement	0.21%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	1.14%
[1]	Other Expenses are estimated for the Fund’s current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the advisor)) will not exceed 0.99%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Goose Hollow Tactical Allocation ETF | Goose Hollow Tactical Allocation ETF | USD ($)	116	407	719	1,606